LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss available to ordinary shareholders of the Company-basic and diluted	¥ (2,008,005)	$ (291,132)	¥ (2,471,127)	¥ (2,080,825)
Denominator
Weighted average number of ordinary shares outstanding-basic	1,015,265,686	1,015,265,686	950,697,557	667,844,843
Weighted average number of ordinary shares outstanding-diluted	1,015,265,686	1,015,265,686	950,697,557	667,844,843
Loss per share-basic | (per share)	¥ (1.98)	$ (0.29)	¥ (2.60)	¥ (3.12)
Loss per share-diluted | (per share)	¥ (1.98)	$ (0.29)	¥ (2.60)	¥ (3.12)